Quarterly Results of Operations (Unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of quarterly results of operations
Total revenues	$ 190,391,000	$ 187,233,000	$ 186,926,000	$ 189,383,000	$ 189,082,000	$ 184,332,000	$ 184,866,000	$ 188,082,000	$ 753,933,000	$ 746,362,000	$ 738,582,000
Net Income (Loss) Attributable to Parent	5,206,000	(42,989,000)	(13,383,000)	35,312,000	(84,226,000)	(14,310,000)	(86,575,000)	(24,247,000)	(15,854,000)	(209,358,000)	(356,593,000)
Net income (loss) attributable to DDR common shareholders	(1,761,000)	(49,956,000)	(26,871,000)	24,745,000	(94,793,000)	(24,877,000)	(97,143,000)	(34,814,000)	(53,843,000)	(251,627,000)	(398,862,000)
Basic:
Net income (loss) per common share attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.10)	$ 0.10	$ (0.37)	$ (0.10)	$ (0.39)	$ (0.15)	$ (0.20)	$ (1.03)	$ (2.51)
Weighted average number of shares	274,718	274,639	274,299	255,966	253,872	249,139	248,533	227,133	270,278	244,712	158,816
Diluted:
Net income (loss) per common share attributable to DDR common shareholders	$ (0.01)	$ (0.18)	$ (0.10)	$ 0.01	$ (0.37)	$ (0.10)	$ (0.47)	$ (0.15)	$ (0.28)	$ (1.03)	$ (2.51)
Weighted average number of shares	274,718	274,639	274,299	262,581	253,872	249,139	253,539	227,133	271,472	244,712	158,816
Quarterly Results of Operations (Unaudited) (Textual) [Abstract]
Impairment charges	$ 47,400,000				$ 29,100,000				$ 128,700,000	$ 172,100,000	$ 339,300,000
Warrant Dilution							$ 0.08